Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,040,691.45

Principal:
Principal Collections	$12,629,346.59
Prepayments in Full	$7,507,249.16
Liquidation Proceeds	$17,232.07
Recoveries	$137,615.88
Sub Total	$20,291,443.70
Collections:	$21,332,135.15

Purchase Amounts:
Purchase Amounts Related to Principal	$93,905.37
Purchase Amounts Related to Interest	$373.43
Sub Total	$94,278.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,426,413.95

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,426,413.95
Servicing Fee	$355,275.51	$355,275.51	$0.00	$0.00	$21,071,138.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,071,138.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,071,138.44
Interest - Class A-3 Notes	$228,356.72	$228,356.72	$0.00	$0.00	$20,842,781.72
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$20,763,244.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,763,244.22
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$20,720,074.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,720,074.64
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$20,671,098.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,671,098.31
Regular Principal Payment	$18,684,600.77	$18,684,600.77	$0.00	$0.00	$1,986,497.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,986,497.54
Residual Released to Depositor	$0.00	$1,986,497.54	$0.00	$0.00	$0.00
Total		$21,426,413.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,684,600.77
Total					$18,684,600.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,684,600.77	$59.41	$228,356.72	$0.73	$18,912,957.49	$60.14
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$18,684,600.77	$22.20	$400,040.13	$0.48	$19,084,640.90	$22.68

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$263,488,518.98	0.8378013	$244,803,918.21	0.7783908
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$376,298,518.98	0.4470112	$357,613,918.21	0.4248155

Pool Information
Weighted Average APR	2.863%	2.864%
Weighted Average Remaining Term	40.07	39.22
Number of Receivables Outstanding	20,420	19,882
Pool Balance	$426,330,606.48	$406,050,035.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$393,134,928.36	$374,450,327.59
Pool Factor	0.4663460	0.4441619

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$31,599,708.16
Targeted Overcollateralization Amount	$48,436,117.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,436,117.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	19

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	27	$32,837.54
(Recoveries)	16	$137,615.88
Net Loss for Current Collection Period		$(104,778.34)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		-0.2949%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2326%
Second Prior Collection Period			0.3001%
Prior Collection Period			(0.0312)%
Current Collection Period			-0.3021%
Four Month Average (Current and Prior Three Collection Periods)			0.0498%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1042	$2,239,262.51
(Cumulative Recoveries)			$489,224.63
Cumulative Net Loss for All Collection Periods			$1,750,037.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1914%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,149.00
Average Net Loss for Receivables that have experienced a Realized Loss			$1,679.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	152	$3,630,897.32
61-90 Days Delinquent	0.09%	16	$358,709.81
91-120 Days Delinquent	0.00%	1	$12,182.30
Over 120 Days Delinquent	0.04%	2	$148,593.07
Total Delinquent Receivables	1.02%	171	$4,150,382.50
Repossession Inventory:
Repossessed in the Current Collection Period		2	$109,454.99
Total Repossessed Inventory		8	$229,706.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0477%
Prior Collection Period		0.0588%
Current Collection Period		0.0956%
Three Month Average		0.0674%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1279%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	19

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$1,325,990.75
2 Months Extended	57	$1,492,743.91
3+ Months Extended	9	$223,745.51

Total Receivables Extended	118	$3,042,480.17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer